Other Long-term Assets - Summary of other long-term assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Long-term Assets
Copyrights, licenses, domain names, trademark and technology	¥ 2,617,164		¥ 4,125,433
Long-term receivable	58,366		84,849
Long-term interest receivables	98,594		113,006
Goodwill	595,280		318,943
Staff housing loans	55,275		63,531
Non-current deposits	150,666		166,210
Others	433,111		236,710
Total	¥ 4,008,456	$ 629,014	¥ 5,108,682